Trade and Other Payables (Schedule of Trade and Other Payables) (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Trade and other current payables [abstract]
Trade Payables		$ 70,661	$ 95,036
Liability to tax equity partner	[1]	74,466	0
Accrued expenses and other payables		8,256	10,833
Government institutions		1,204	2,083
Employees and payroll institutions		14,573	14,491
Interest payable		4,984	4,472
Others		7,754	6,500
Total trade and other current payables		$ 181,898	$ 133,415

[1]	1. See Note 18.A.4.d for more information.